Common Stock (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2018	May 31, 2019	Aug. 31, 2017
Common stock, shares issued	183,864,600	183,864,600	53,864,600
Common stock, shares outstanding	183,864,600	183,864,600	53,864,600
Common Stock
Common stock were issued in exchange for a debt conversion to related party, shares	130,000,000
Common stock were issued in exchange for a debt conversion to related party, amount	$ 13,000